Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure
The following table and supporting graphics present information relating to executive compensation and financial performance measures for the fiscal years ended December 31, 2022, 2021, 2020, 2019, and 2018, in satisfaction of Item 402(v) of Regulation S-K. Please see the Compensation Discussion & Analysis for an overview of Allied Motion’s compensation programs.
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (in thousands)	EBITDA (in thousands)(5)	Revenue (in thousands)	Adjusted Diluted Earnings Per Share(5)
					Total Shareholder Return	Peer Group Total Shareholder Return(4)
2018	$2,389,704	$3,695,192	$535,686	$575,330	$135.39	$91.22	$15,925	$34,958	$310,611	$1.35
2019	$4,279,423	$4,033,623	$918,896	$894,971	$147.40	$108.53	$17,022	$43,832	$371,084	$1.58
2020	$3,425,573	$3,453,415	$743,587	$747,179	$155.82	$132.50	$13,643	$38,477	$366,694	$1.32
2021	$3,907,236	$6,191,856	$779,180	$1,038,750	$167.34	$153.88	$24,094	$44,456	$403,516	$1.60
2022	$4,663,141	$4,229,571	$786,565	$736,999	$160.14	$130.04	$17,389	$56,859	$502,988	$1.88
(1)	Principal Executive Officer (“PEO”) represents Richard S. Warzala, Chairman of the Board of Directors, President and Chief Executive Officer of the Company.
(2)
Named Executive Officers (“NEOs”) represent Michael R. Leach, Senior Vice President and Chief Financial Officer and Robert P. Maida, Senior Vice President and President of Allied Innovum Group for each of the years presented. In 2018, Kenneth Wyman, Vice President of Marketing, was also represented as an NEO. In the years 2020 – 2022, Ashish R. Bendre, Vice President and President of Allied Orion Group, and Helmut D. Pirthauer, Vice President and President of Allied Dynamos Group were represented as NEOs.

(3)
Compensation Actually Paid represents the amounts presented in the Summary Compensation Table, modified to adjust the amounts included for equity awards. These modifications are valuation adjustments of Restricted Stock awards, revalued to show the change in fair value as of the reporting date. For detailed reconciliation, please see the tables presented below.

Year	Summary Compensation Table Total for PEO	Minus: Stock Awards Total in Summary Compensation Table for PEO	Plus: Year-over-year change in Fair Value of Outstanding and Unvested Equity Awards	Plus: Fair Value as of the Vesting Date of Equity Awards that Vested during the Year	Compensation Actually Paid to PEO
2018	$2,389,704	$514,184	$(878,415)	$2,698,087	$3,695,192
2019	$4,279,423	$2,351,581	$1,255,038	$850,743	$4,033,623
2020	$3,425,573	$2,429,647	$867,338	$1,590,151	$3,453,415
2021	$3,907,236	$1,648,214	$1,300,034	$2,632,800	$6,191,856
2022	$4,663,141	$2,688,339	$(14,749)	$2,269,518	$4,229,571
Year	Average Summary Compensation Table Total for NEOs	Minus: Stock Awards Total in Summary Compensation Table for NEO	Plus: Year-over-year change in Fair Value of Outstanding and Unvested Equity Awards	Plus: Fair Value as of the Vesting Date of Equity Awards that Vested during the Year	Compensation Actually Paid to NEOs
2018	$535,686	$105,155	$(11,958)	$156,757	$575,330
2019	$918,896	$326,370	$155,045	$147,400	$894,971
2020	$743,587	$288,721	$150,173	$142,140	$747,179
2021	$779,180	$168,090	$130,416	$297,244	$1,038,750
2022	$786,565	$221,130	$(66,237)	$237,801	$736,999
(4)	The Peer Group is disclosed in the “Peer Group Analysis” section and is further reflected in the Performance Graph of SEC Form 10-K, filed March 7, 2023.
(5)
EBITDA, or earnings before interest expense, tax expense (provision), depreciation, and amortization, and Adjusted Diluted Earnings Per Share, are non-GAAP measures, which management believes are important in evaluating the operating results of the Company. EBITDA and Adjusted Diluted Earnings Per Share are non-GAAP financial metrics linked to the annual cash incentive plan. The reconciliation of such is available in the Management’s Discussion & Analysis section of SEC Form 10-K, filed March 7, 2023.

Company Selected Measure Name	Adjusted Diluted Earnings Per Share
Named Executive Officers, Footnote [Text Block]
(2)
Named Executive Officers (“NEOs”) represent Michael R. Leach, Senior Vice President and Chief Financial Officer and Robert P. Maida, Senior Vice President and President of Allied Innovum Group for each of the years presented. In 2018, Kenneth Wyman, Vice President of Marketing, was also represented as an NEO. In the years 2020 – 2022, Ashish R. Bendre, Vice President and President of Allied Orion Group, and Helmut D. Pirthauer, Vice President and President of Allied Dynamos Group were represented as NEOs.

Peer Group Issuers, Footnote [Text Block]
(4)	The Peer Group is disclosed in the “Peer Group Analysis” section and is further reflected in the Performance Graph of SEC Form 10-K, filed March 7, 2023.

PEO Total Compensation Amount	$ 4,663,141	$ 3,907,236	$ 3,425,573	$ 4,279,423	$ 2,389,704
PEO Actually Paid Compensation Amount	$ 4,229,571	6,191,856	3,453,415	4,033,623	3,695,192
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
Compensation Actually Paid represents the amounts presented in the Summary Compensation Table, modified to adjust the amounts included for equity awards. These modifications are valuation adjustments of Restricted Stock awards, revalued to show the change in fair value as of the reporting date. For detailed reconciliation, please see the tables presented below.

Year	Summary Compensation Table Total for PEO	Minus: Stock Awards Total in Summary Compensation Table for PEO	Plus: Year-over-year change in Fair Value of Outstanding and Unvested Equity Awards	Plus: Fair Value as of the Vesting Date of Equity Awards that Vested during the Year	Compensation Actually Paid to PEO
2018	$2,389,704	$514,184	$(878,415)	$2,698,087	$3,695,192
2019	$4,279,423	$2,351,581	$1,255,038	$850,743	$4,033,623
2020	$3,425,573	$2,429,647	$867,338	$1,590,151	$3,453,415
2021	$3,907,236	$1,648,214	$1,300,034	$2,632,800	$6,191,856
2022	$4,663,141	$2,688,339	$(14,749)	$2,269,518	$4,229,571

Non-PEO NEO Average Total Compensation Amount	$ 786,565	779,180	743,587	918,896	535,686
Non-PEO NEO Average Compensation Actually Paid Amount	$ 736,999	1,038,750	747,179	894,971	575,330
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
Compensation Actually Paid represents the amounts presented in the Summary Compensation Table, modified to adjust the amounts included for equity awards. These modifications are valuation adjustments of Restricted Stock awards, revalued to show the change in fair value as of the reporting date. For detailed reconciliation, please see the tables presented below.

Year	Average Summary Compensation Table Total for NEOs	Minus: Stock Awards Total in Summary Compensation Table for NEO	Plus: Year-over-year change in Fair Value of Outstanding and Unvested Equity Awards	Plus: Fair Value as of the Vesting Date of Equity Awards that Vested during the Year	Compensation Actually Paid to NEOs
2018	$535,686	$105,155	$(11,958)	$156,757	$575,330
2019	$918,896	$326,370	$155,045	$147,400	$894,971
2020	$743,587	$288,721	$150,173	$142,140	$747,179
2021	$779,180	$168,090	$130,416	$297,244	$1,038,750
2022	$786,565	$221,130	$(66,237)	$237,801	$736,999

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Allied Motion utilizes key financial performance metrics in determination of target and actual compensation of the PEO and NEOs. As shown in the above table, as well as the following graphs, Allied Motion utilizes an extensive planning and assessment process to ensure that compensation remains aligned with the overall success of the Company. The Human Capital and Compensation Committee of the Board of Directors maintains oversight and governance over the compensation of the PEO and NEOs.

The following graphs will show the correlation of the key financial metrics to the compensation of the PEO and NEOs.

Compensation Actually Paid vs. Net Income [Text Block]
Allied Motion utilizes key financial performance metrics in determination of target and actual compensation of the PEO and NEOs. As shown in the above table, as well as the following graphs, Allied Motion utilizes an extensive planning and assessment process to ensure that compensation remains aligned with the overall success of the Company. The Human Capital and Compensation Committee of the Board of Directors maintains oversight and governance over the compensation of the PEO and NEOs.

The following graphs will show the correlation of the key financial metrics to the compensation of the PEO and NEOs.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Allied Motion utilizes key financial performance metrics in determination of target and actual compensation of the PEO and NEOs. As shown in the above table, as well as the following graphs, Allied Motion utilizes an extensive planning and assessment process to ensure that compensation remains aligned with the overall success of the Company. The Human Capital and Compensation Committee of the Board of Directors maintains oversight and governance over the compensation of the PEO and NEOs.

The following graphs will show the correlation of the key financial metrics to the compensation of the PEO and NEOs.

Total Shareholder Return Vs Peer Group [Text Block]
Allied Motion utilizes key financial performance metrics in determination of target and actual compensation of the PEO and NEOs. As shown in the above table, as well as the following graphs, Allied Motion utilizes an extensive planning and assessment process to ensure that compensation remains aligned with the overall success of the Company. The Human Capital and Compensation Committee of the Board of Directors maintains oversight and governance over the compensation of the PEO and NEOs.

The following graphs will show the correlation of the key financial metrics to the compensation of the PEO and NEOs.

Tabular List [Table Text Block]
Most Important Company Performance Measures for Linking Executive Compensation to Company Performance

Total Shareholder Return
Net Income
EBITDA
Revenue
Adjusted Diluted Earnings Per Share
Allied Motion has provided the above key performance metrics in our tabular and graphical Pay versus Performance information as shown above. In addition to the key performance metrics listed, the Company utilizes several additional metrics, both financial and non-financial, in determination of compensation for the Principal Executive Officer and Named Executive Officers.

Total Shareholder Return Amount	$ 160.14	167.34	155.82	147.4	135.39
Peer Group Total Shareholder Return Amount	130.04	153.88	132.5	108.53	91.22
Net Income (Loss)	$ 17,389,000	$ 24,094,000	$ 13,643,000	$ 17,022,000	$ 15,925,000
Company Selected Measure Amount | $ / shares	1.88	1.6	1.32	1.58	1.35
PEO Name	Richard S. Warzala
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
Allied Motion utilizes key financial performance metrics in determination of target and actual compensation of the PEO and NEOs. As shown in the above table, as well as the following graphs, Allied Motion utilizes an extensive planning and assessment process to ensure that compensation remains aligned with the overall success of the Company. The Human Capital and Compensation Committee of the Board of Directors maintains oversight and governance over the compensation of the PEO and NEOs.

The following graphs will show the correlation of the key financial metrics to the compensation of the PEO and NEOs.

Other Performance Measure Amount	56,859,000	44,456,000	38,477,000	43,832,000	34,958,000
Measure Name	EBITDA
Non-GAAP Measure Description [Text Block]
(5)
EBITDA, or earnings before interest expense, tax expense (provision), depreciation, and amortization, and Adjusted Diluted Earnings Per Share, are non-GAAP measures, which management believes are important in evaluating the operating results of the Company. EBITDA and Adjusted Diluted Earnings Per Share are non-GAAP financial metrics linked to the annual cash incentive plan. The reconciliation of such is available in the Management’s Discussion & Analysis section of SEC Form 10-K, filed March 7, 2023.

Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
Allied Motion utilizes key financial performance metrics in determination of target and actual compensation of the PEO and NEOs. As shown in the above table, as well as the following graphs, Allied Motion utilizes an extensive planning and assessment process to ensure that compensation remains aligned with the overall success of the Company. The Human Capital and Compensation Committee of the Board of Directors maintains oversight and governance over the compensation of the PEO and NEOs.

The following graphs will show the correlation of the key financial metrics to the compensation of the PEO and NEOs.

Other Performance Measure Amount	502,988,000	403,516,000	366,694,000	371,084,000	310,611,000
Measure Name	Revenue
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Diluted Earnings Per Share
Non-GAAP Measure Description [Text Block]
(5)
EBITDA, or earnings before interest expense, tax expense (provision), depreciation, and amortization, and Adjusted Diluted Earnings Per Share, are non-GAAP measures, which management believes are important in evaluating the operating results of the Company. EBITDA and Adjusted Diluted Earnings Per Share are non-GAAP financial metrics linked to the annual cash incentive plan. The reconciliation of such is available in the Management’s Discussion & Analysis section of SEC Form 10-K, filed March 7, 2023.

PEO [Member] | Stock Awards Total in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,688,339)	$ (1,648,214)	$ (2,429,647)	$ (2,351,581)	$ (514,184)
PEO [Member] | Year-over-year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(14,749)	1,300,034	867,338	1,255,038	(878,415)
PEO [Member] | Fair Value as of the Vesting Date of Equity Awards that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,269,518	2,632,800	1,590,151	850,743	2,698,087
Non-PEO NEO [Member] | Stock Awards Total in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(221,130)	(168,090)	(288,721)	(326,370)	(105,155)
Non-PEO NEO [Member] | Year-over-year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(66,237)	130,416	150,173	155,045	(11,958)
Non-PEO NEO [Member] | Fair Value as of the Vesting Date of Equity Awards that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 237,801	$ 297,244	$ 142,140	$ 147,400	$ 156,757